Subsequent Events (Details) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 03, 2016	Jan. 31, 2016	Jan. 31, 2013	Dec. 31, 2015
Subsequent Event [Line Items]
Subsequent event, Description				The term of the agreement was set to automatically renew for successive one-year periods beginning on February 1, 2016 unless either party provides written notice of non-renewal.
Stock price				$ 0.08
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event, Description	(i) a cash payment of $25,000 and (ii) the right to receive a stock option representing the right to purchase 50,000 shares of Snap's common stock at an exercise price of $0.20 per share.
Lerner [Member]
Subsequent Event [Line Items]
Per month consulting fee			$ 5,000
Lerner [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Per month consulting fee		$ 3,000
Subsequent event, Description	On April 10, 2013 that would have vested 50% on the third anniversary of the date of grant and 50% on the fourth anniversary of the date of grant. Subsequently, on March 3, 2016, the Board awarded Mr. Lerner a replacement award of 5,000,000 restricted shares that vest 100% on the (10th) tenth anniversary of the date of grant, provided Mr. Lerner is providing services to the Company on such date.
Exercise price	$ 0.20
Purchase shares of common stock	50,000
Cancellation of restricted stock	5,000,000
Krandel [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price	$ 0.11
Purchase shares of common stock	100,000
Stock price	$ 0.001
Krandel [Member] | Nonemployee [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash fee for service	$ 15,000
Krandel [Member] | Committee [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash fee for service	$ 2,500